Expense Example - VIPContrafundPortfolio-InvestorPRO - VIPContrafundPortfolio-InvestorPRO - VIP Contrafund Portfolio - VIP Contrafund Portfolio - Investor Class	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 64
3 years	202
5 years	351
10 years	$ 786